Investment Properties (Details) - Schedule of Investment Properties R$ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2022 USD ($)
Investment Properties (Details) - Schedule of Investment Properties [Line Items]
Opening balance					$ 1,004,380		$ 997,100
Acquisitions		$ 388,869	$ 61,078
Disposals		(78,962)	(63,410)
Transfers		(9,707)
(-) Depreciation		(20,879)	(13,402)
Translation gains(losses)		(30,989)	23,014
Net book balance				R$ 1,252,712	1,252,712	R$ 1,004,380	1,004,380
Total cost		1,360,093	1,106,016
Accumulated depreciation		(107,381)	(101,636)
Land – Farms [Member]
Investment Properties (Details) - Schedule of Investment Properties [Line Items]
Opening balance					741,380		781,251
Acquisitions		272,154	1,243
Disposals		(59,400)	(55,514)
Translation gains(losses)		(24,621)	14,400
Net book balance					929,513		741,380
Total cost		929,513	741,380
Buildings and improvements [Member]
Investment Properties (Details) - Schedule of Investment Properties [Line Items]
Opening balance					72,371		66,614
Acquisitions		299	7,849
Disposals		(5,541)	(7,850)
Transfers		2,842	7,641
(-) Depreciation		(3,673)	(3,153)
Translation gains(losses)		$ (2,164)	$ 1,270
Net book balance					64,134		72,371
Annual depreciation rates (weighted average) - %		3.00%	3.00%
Total cost		$ 77,161	$ 85,588
Accumulated depreciation		(13,027)	(13,217)
Opening of area [Member]
Investment Properties (Details) - Schedule of Investment Properties [Line Items]
Opening balance	[1]				133,324		100,781
Acquisitions	[1]	6,130	1,909
Disposals	[1]	(14,018)	(15)
Transfers	[1]	54,136	38,695
(-) Depreciation	[1]	(17,206)	(10,249)
Translation gains(losses)	[1]	$ (4,574)	$ 2,203
Net book balance	[1]				157,792		133,324
Annual depreciation rates (weighted average) - %	[1]	5.00%	5.00%
Total cost	[1]	$ 252,146	$ 221,743
Accumulated depreciation	[1]	(94,354)	(88,419)
Total in operation [Member]
Investment Properties (Details) - Schedule of Investment Properties [Line Items]
Opening balance					947,075		948,646
Acquisitions		278,583	11,001
Disposals		(78,959)	(63,379)
Transfers		56,978	46,336
(-) Depreciation		(20,879)	(13,402)
Translation gains(losses)		(31,359)	17,873
Net book balance					1,151,439		947,075
Total cost		1,258,820	1,049,711
Accumulated depreciation		(107,381)	(101,636)
Construction in progress [Member]
Investment Properties (Details) - Schedule of Investment Properties [Line Items]
Opening balance					57,305		48,454
Acquisitions		110,286	50,077
Disposals		(3)	(31)
Transfers		(66,685)	(46,336)
Translation gains(losses)		370	5,141
Net book balance					$ 101,273		$ 57,305
Total cost		$ 101,273	$ 57,305

[1]	Improvements made on properties related exclusively to agricultural activity